Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)		Ordinary shares	Additional Paid in Capital	Statutory Reserve	Retained Earnings	Accumulated Other Comprehensive Income	Total
Balance at Sep. 30, 2021		$ 67,969	$ 29,279,159	$ 2,439,535	$ 25,058,931	$ 2,088,759	$ 58,934,353
Balance (in Shares) at Sep. 30, 2021	[1]	3,625,000
Net income					1,731,735		1,731,735
Foreign currency translation adjustment						492,194	492,194
Balance at Mar. 31, 2022		$ 67,969	29,279,159	2,439,535	26,790,666	2,580,953	61,158,282
Balance (in Shares) at Mar. 31, 2022	[1]	3,625,000
Balance at Sep. 30, 2022		$ 67,969	29,279,159	2,439,535	16,322,365	(1,666,705)	46,442,323
Balance (in Shares) at Sep. 30, 2022	[1]	3,625,000
Net income					(715,427)		(715,427)
Foreign currency translation adjustment						1,399,775	1,399,775
Balance at Mar. 31, 2023		$ 67,969	$ 29,279,159	$ 2,439,535	$ 15,606,938	$ (266,930)	$ 47,126,671
Balance (in Shares) at Mar. 31, 2023	[1]	3,625,000

[1]	Retrospectively restated for effect of 6-for-1 share consolidation.